Share Capital - Summary of Authorized, Issued and Outstanding Share Capital (Details) - shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	May 03, 2024
Disclosure of classes of share capital [line items]
Shares Issued	450,900	447,900		11,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Shares Authorized	1,329,120	1,329,120
Shares Issued	323,079	320,122	8,700
Shares Outstanding	317,907	314,951
Special Shares
Disclosure of classes of share capital [line items]
Shares Authorized	156,000	156,000
Shares Issued	127,771	127,771
Shares Outstanding	127,771	127,771